Share-based compensation (Details 4) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Balance, Number	119,703	132,108	0
RSUs granted, Number	52,962	50,782	160,598
RSUs vested, Number	(57,003)	(49,682)	(10,990)
RSUs forfeited, Number	(18,706)	(13,505)	(17,500)
Balance, Number	96,956	119,703	132,108
Balance, Weighted average grant date fair value	$ 6.95	$ 8.91	$ 0
RSUs granted, Weighted average grant date fair value	3.46	4.43	9.10
RSUs vested, Weighted average grant date fair value	7.59	9.03	9.95
RSUs forfeited, Weighted average grant date fair value	6.21	9.00	9.95
Balance, Weighted average grant date fair value	$ 4.83	$ 6.95	$ 8.91
Balance, Weighted average remaining contractual life (years)	1 year 8 months 5 days	1 year 8 months 16 days	2 years 1 month 28 days
Balance, Aggregate intrinsic value	$ 334	$ 1,058	$ 0
RSUs granted, Aggregate intrinsic value	194	218	1,181
RSUs vested, Aggregate intrinsic value	174	205	89
Balance, Aggregate Intrinsic Value	$ 147	$ 334	$ 1,058